Cover	Oct. 27, 2026
Document Information [Line Items]
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001408534
Document Type	8-K
Document Period End Date	Oct. 27, 2026
Entity Registrant Name	FIRST GUARANTY BANCSHARES, INC.
Entity Incorporation, State or Country Code	LA
Entity File Number	001-37621
Entity Tax Identification Number	26-0513559
Entity Address, Address Line One	400 East Thomas Street
Entity Address, City or Town	Hammond
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	70401
City Area Code	345-7685
City Area Code	(985)
Written Communications	false
Soliciting Material	false
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	FGBI
Security Exchange Name	NASDAQ
Noncumulative Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares (each representing a 1/40th interest in a share of 6.75% Series A Fixed-Rate Non-Cumulative perpetual preferred stock)
Trading Symbol	FGBIP
Security Exchange Name	NASDAQ